Taxes (Details) - Schedule of effective tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective tax rate [Abstract]
PRC statutory rates	25.00%	25.00%	25.00%
Preferential tax rates	(25.80%)	(25.00%)	(16.90%)
R&D credits	3.00%	1.70%	(3.40%)
Change in valuation allowance and others	(0.40%)	(1.30%)	(2.80%)
Effective tax rate	1.80%	0.40%	1.90%